Trade receivables and other assets (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Non-current
Other assets-Rental deposits	€ 1,853		€ 1,853		€ 1,948
Other assets - Others	100		100
Trade receivables and contract assets and other assets non-current	1,953		1,953		1,948
Current
Trade receivables, net	22,674		22,674		12,709
Contract assets, net	3,113		3,113		3,884
Receivables due from shareholders					2,766
Other assets	4,055		4,055		5,846
Trade receivables and contract assets and other assets current	29,842		29,842		25,205
Total non-current and current trade receivables and contract assets and other assets	31,795		31,795		27,153
Credit loss rates in relation to the outstanding trade receivables and contract assets
Impairment of financial assets	1,147	€ 92	2,821	€ 554
Cash deposits provided as security for bank loans	500		500
Berlin Offices
Credit loss rates in relation to the outstanding trade receivables and contract assets
Bank guarantee	257		257
Trade receivables and contract assets
Credit loss rates in relation to the outstanding trade receivables and contract assets
Financial assets	€ 30,933		€ 30,933		€ 18,928
Expected credit loss rate	16.60%		16.60%		12.30%
Expected credit loss	€ 5,146		€ 5,146		€ 2,335
Trade receivables and contract assets | Not past due
Credit loss rates in relation to the outstanding trade receivables and contract assets
Financial assets	€ 21,273		€ 21,273		€ 11,102
Expected credit loss rate	0.70%		0.70%		0.30%
Trade receivables and contract assets | Past due 1-30 days
Credit loss rates in relation to the outstanding trade receivables and contract assets
Financial assets	€ 1,033		€ 1,033		€ 1,113
Expected credit loss rate	5.90%		5.90%		1.00%
Trade receivables and contract assets | Past due 31-90 days
Credit loss rates in relation to the outstanding trade receivables and contract assets
Financial assets	€ 1,247		€ 1,247		€ 1,708
Expected credit loss rate	10.10%		10.10%		1.20%
Trade receivables and contract assets | Past due more than 90 days
Credit loss rates in relation to the outstanding trade receivables and contract assets
Financial assets	€ 7,380		€ 7,380		€ 5,005
Expected credit loss rate	65.30%		65.30%		45.40%
Minimum
Current
Receivables payment terms			30 days
Maximum
Current
Receivables payment terms			90 days
Other assets
Credit loss rates in relation to the outstanding trade receivables and contract assets
Prepaid expenses	€ 1,483		€ 1,483		€ 3,481
Receivables from grants	1,268		1,268		€ 409
Other assets | Rostock headquarters building
Credit loss rates in relation to the outstanding trade receivables and contract assets
Cash deposits provided as security for bank loans	1,500		1,500
Bank guarantee	3,000		3,000
Other assets | Berlin Offices
Non-current
Other assets-Rental deposits	128		128
Other assets | Certain plant and machineries
Non-current
Other assets-Rental deposits	191		191
Other assets | LPC GmbH
Credit loss rates in relation to the outstanding trade receivables and contract assets
Consideration receivable for the sale of LPC	200		200
Consideration receivable for the sale of LPC due after one year	€ 100		€ 100